Combined Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 125,783
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	93,749
Gain upon acquisition of controlling interests and on sale of interests in properties	(91,510)
Loss on debt extinguishment	2,894
Provision for (recovery of) credit losses	1,405
Straight-line rent	(240)
Equity in income of unconsolidated entities	(747)
Distributions of income from unconsolidated entities	537
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	280
Deferred costs and other assets	(12,353)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	(5,576)
Net cash provided by operating activities	114,222
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	(154,370)
Capital expenditures, net	(41,454)
Net proceeds from sale of assets	4,436
Investments in unconsolidated entities	(2,493)
Distributions of capital from unconsolidated entities	1,440
Net cash used in investing activities	(192,441)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to SPG, net	(1,060,187)
Distributions to noncontrolling interest holders in properties	(845)
Proceeds from issuance of debt, net of transaction costs	1,384,370
Repayments of debt including prepayment penalties	(177,330)
Net cash provided by (used in) financing activities	146,008
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,789
CASH AND CASH EQUIVALENTS, beginning of period	25,857
CASH AND CASH EQUIVALENTS, end of period	$ 93,646